Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Taxes [Abstract]
Schedule of Reconciles Income Tax Expense by Statutory Rate to the Company’s Actual Income Tax Expense

The following table reconciles income tax expense by statutory rate to the Company’s actual income tax expense:

	For the Year Ended December 31,
	2024	2023	2022
Income tax benefit computed based on PRC statutory income tax rate	$(2,078,144)	$(1,631,581)	$(1,621,594)
Effect of favorable income tax rate in certain entity in PRC	-	-	-
Non-PRC entities not subject to PRC tax (1)	1,768,565	1,596,505	1,611,361
Non-deductible expenses - permanent difference (2)	1,393	243	-
Change in valuation allowance	308,186	34,833	10,233
Effective tax (benefit) expense	$-	$-	$-

(1)	Represents the tax losses incurred from operations outside of China.

(2)	Represents expenses incurred by the Company that were not deductible for PRC income tax.

Schedule of Loss Before Income Tax Provision

The breakdown of the Company’s loss before income tax provision is as follows:

	For the Year Ended December 31,
	2024	2023	2022
Loss before income tax expense from China	$(1,238,315)	$(140,301)	$(40,933)
Loss before income tax expense from outside of China	(7,074,261)	(6,386,021)	(6,430,022)
Total loss before income tax provision	$(8,312,576)	$(6,526,322)	$(6,470,955)

Schedule of Deferred Tax Assets	Due to continuous losses incurred, the Company provided full allowance on the deferred tax assets as of December 31, 2024 and 2023.
Deferred tax asset	As of December 31 2024	As of December 31 2023
Allowance for credit loss	$28,051	$922
Tax loss carried forwards	414,904	152,840
Deferred tax assets	442,955	153,762
Valuation allowance	(442,955)	(153,762)
Deferred tax assets, net	$-	$-

Schedule of Taxes Payable

The Company’s taxes payable consist of the following:

	As of December 31,	As of December 31,
	2024	2023
VAT tax payable	$71,796	$72,295
Corporate income tax payable	170,370	175,157
Land use tax and other taxes payable	7,462	6,681
Total	$249,628	$254,133